Business combination	12 Months Ended
Dec. 31, 2019
Business combination
Business combination

5. Business combination

5.1. Acquisition of Hiper

On April 2, 2019, Linx Sistema e Consultoria Ltda., the wholly-owned subsidiary of Linx S.A., acquired 100% of the equity of Hiper Software S.A. ("Hiper" or acquired group), which operates and develops SaaS solutions for micro and small retailers with more than 15,000 active customers in 2,000 municipalities and more than 600 distribution channels. The main reason for the acquisition is to increase the penetration of TEF and Linx Pay, which represents an important growth opportunity for the Company.

The price was R$33,906, and the price adjusted for the likelihood of reaching the contingent compensation was R$32,314, to be paid as follows:

(i)	R$16,700 paid when the contract is closed;
(ii)	R$1,000 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	Additional contingent consideration ("Payable for Acquisition of Business") up to R$16,206 (fair value as of December 31, 2019 is R$14,614) is as follows:
•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year
o	2019 — R$1,000;
o	2020 — R$ 1,900; and
o	2021 — R$ 11,006.
•	R$1,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2021;
•	R$1,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2024; and
•	R$300 paid on October 14, 2019 after the sellers have secured the working capital for a period of six months.

Purchase consideration
Amount paid in cash	16,700
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	1,000
Fair value of contingent consideration (Earn-out)	14,614
Total consideration	32,314

5.2. Acquisition of Millennium

On June 27, 2019, Linx Sistemas e Consultoria Ltda., the wholly-owned subsidiary of Linx S.A. acquired 100% of the equity of Millennium Network Ltda. ("Millennium"), which operates and develops SaaS solutions that enable the retailer, along with other technologies, to offer to consumer an omnichannel experience. The primary reason for the acquisition was to strengthen its omnichannel strategy, which is an important trend for retail and represents a great growth opportunity for the Company.

The price was R$94,803,and the price adjusted for the likelihood of reaching the contingent compensation was R$86,671, to be paid as follows:

(i)	R$ 58,247 paid when the contract is closed;
(ii)	R$4,000 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	R$558 paid in 2019;
(iv)	Additional contingent consideration ("Payable for Acquisition of Business") up to R$31,998 (fair value as of December 31, 2019 is R$23,866) is as follows:
•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year
o	2019 — R$ 2,470;
o	2020 — R$ 9,671;
o	2021 — R$ 4,585;
o	2022 — R$ 5,041; and
o	2023 — R$ 4,231.
•	R$3,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2021; and
•	R$3,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2024;

Purchase consideration
Amount paid in cash	58,247
Amount paid on June 28, 2019	558
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	4,000
Fair value of contingent consideration (Earn-out)	23,866
Total adjusted consideration (*)	86,671

(*)   The purchase price was deducted from the amount of R$2,200 related to the debts assumed by Millennium in the acquisition

5.3. Acquisition of SetaDigital

At October 16, 2019, Linx Sistemas e Consultoria Ltda., a wholly-owned subsidiary of Linx S.A., acquired all the share capital of SetaDigital Sistemas Gerencial Ltda. (“SetaDigital”), which operates with a focus on ERP solutions and services for footwear retail. The main reason for the acquisition is to reinforce its cross selling strategy to encourage the customer to supplement its initial purchase, representing a significant growth opportunity for the Company.

The price was R$ 34,906, and the price adjusted for the likelihood of reaching the contingent compensation was R$ 34,686, to be paid as follows:

(i)	R$ 24,000 paid when the contract is closed;
(ii)	R$4,000 paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.;
(iii)	R$1,827 paid in 2019;
(iv)	Additional contingent consideration (“Payable for Acquisition of Business”) up to R $ 5,079 (fair value as of December 31, 2019 is R$ 4,859) is as follows:
•	Upon the achieving of certain operating and financial goals in each year and payable in the subsequent year
o	2020 — R$ 2,130;
o	2021 — R$ 949;
•	R$1,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2022; and
•	R$1,000 payable through the resolution of certain contingencies, update in the IPC-A (IBGE) through its effective payment, maturing in 2024;

Purchase consideration
Amount paid in cash	24,000
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	4,000
Cash refund	1,827
Fair value of contingent consideration (Earn-out)	4,859
Total consideration	34,686

5.4. Identifiable assets acquired and goodwill

Pursuant to IFRS 3 (R) — Business Combination, acquisitions are accounted for under the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by total fair values of transferred assets, liabilities assumed on acquisition date from the former controlling shareholders of the acquiree issued in exchange for control of the acquiree.

The fair value of identifiable assets acquired in business combinations was measured and recognized at the date of conclusion of the transaction:

Amount recognized on acquisition	Hiper	Millennium	SetaDigital	Total
Current assets	1,428	718	2,490	4,636
Cash and cash equivalents	937	125	616	1,678
Accounts receivable	342	579	1,244	2,165
Other receivable	149	14	630	793
Non-current assets	8,696	12,605	16,760	38,061
Software (*)	5,025	5,954	3,379	14,358
Accounts receivable (*)	2,298	6,070	12,814	21,182
Property, plant and equipment	805	461	529	1,795
Intangible assets	568	120	38	726
Current liabilities	1,368	2,991	1,257	5,616
Suppliers	127	326	93	546
Loans and financing	—	443	—	443
Labor obligations	1,160	1,295	834	3,289
Tax liabilities	78	626	328	1,032
Other liabilities payable	3	301	2	306
Non‑current liabilities	—	1,679	—	1,679
Other liabilities payable	—	1,679	—	1,679

Fair value of assets acquired	10,124	13,323	19,250	42,697
Fair value of liabilities assumed	1,368	4,670	1,257	7,295
Total identifiable net assets	8,756	8,653	17,993	35,402
Consideration	32,314	86,671	34,686	153,671
Goodwill	23,558	78,018	16,693	118,269

(*)    Allocation of identifiable assets

5.5. Assets acquired and liabilities assumed

The fair value of trade accounts receivable of the acquires is R$ 2,165. The gross value of trade accounts receivable is R$ 4,964.

Preliminary goodwill totaling to R$ 118,269 comprises future economic benefits stemming from synergies resulting from the acquisitions. Goodwill is expected to generate future tax benefits.

Since the date of acquisition date, the acquired companies contributed to the Company with revenues of R$26,409 and pre-tax income of R$4,702. If the business combinations had occurred at the beginning of the year, the Company's gross revenues would have totaled R$932,314, while earnings before taxes would have been R$62,098.

At the conclusion date of the preparation of these consolidated financial statements, the Company is in the process of reviewing and adjusting the determination of fair value of identifiable assets acquired and liabilities assumed from the acquires. This analysis is expected to be completed shortly, as soon as Management has all relevant information of the facts, not exceeding a maximum period of 12 months from the acquisition date.